Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Carrying value and future principal payments of long-term debt
The carrying value and future principal payments of NEP’s long-term debt consist of the following:

							Total Carrying Value
	2015	2016	2017	2018	2019	Thereafter	2014	2013
	(millions)
Canyon Wind:
Term loan—maturing 2030—LIBOR(a) + 2.25—3.25%	$12	$12	$12	$12	$12	$151	$211	$223
Mountain Prairie:
Senior secured notes—maturing 2030—6.56%	9	10	11	12	14	226	282	289
Genesis:
Project note—maturing 2038—4.125%	—	—	—	—	—	402	402	702
Bank loan—maturing 2019(b)—LIBOR(a) +1.2—1.3%	37	38	38	—	—	—	113	135
Senior secured notes—maturing 2038—5.60%	—	—	—	26	27	227	280	—
St. Clair:
Canadian dollar denominated Senior secured notes—maturing 2031—4.881%	7	8	8	8	8	96	135	155
Trillium:
Canadian dollar denominated Senior secured notes—maturing 2033—5.803%	7	9	9	10	10	222	267	295
Stateline:
Bank loan—maturing 2017(c)—LIBOR(a) +1.75—2.125%	6	7	9	—	—	—	22	28
Baldwin:
Senior secured notes—maturing 2031—6.25%	2	3	3	3	4	60	75	78
Bluewater:
Canadian dollar denominated term loan—maturing 2032—CDOR(d) + 2.00—3.25%	6	6	6	6	6	116	146	—
Less: Total current maturities of long-term debt							86	378
Total long-term debt	$86	$93	$96	$77	$81	$1,500	$1,847	$1,527
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(a)	LIBOR, London InterBank Offered Rate, is three-month LIBOR for Canyon Wind and Stateline and six-month LIBOR for Genesis.

(b)	Principal payments represent accelerated payment schedule under the Bank loan to the extent Genesis has sufficient available cash, which would result in the repayment in full by August 2017.

(c)	Stateline bank loan was repaid in July 2015. See below.

(d)	CDOR, Canadian Dealer Offered Rate.